Financial Instruments	12 Months Ended
Dec. 31, 2021
Financial Instruments
Financial Instruments
5.        Financial Instruments

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

The Company’s classifies financial instruments into the following categories:

	December 31, 2021			December 31, 2020
	Amortized cost	Fair value through other comprehensive income	Total	Amortized cost	Fair value through other comprehensive income	Total
Financial assets
Current
Cash and cash equivalents	670,441	-	670,441	265,096	-	265,096
Financial investments	875,240	555,413	1,430,653	393,783	531,600	925,383
Accounts receivable	54,578,684	-	54,578,684	39,968,233	-	39,968,233
Other assets	200,491	-	200,491	205,718	-	205,718
Total financial assets	56,324,856	555,413	56,880,269	40,832,830	531,600	41,364,430

Financial liabilities
Current/Non-current
Accounts payable	51,610,405	-	51,610,405	38,767,156	-	38,767,156
Loans and borrowings	3,489,858	-	3,489,858	1,091,157	-	1,091,157
Lease liabilities	26,315	-	26,315	23,049	-	23,049
Other liabilities	236,990	-	236,990	307,205	-	307,205
Total financial liabilities	55,363,568	-	55,363,568	40,188,567	-	40,188,567

5.1                Financial assets

(a)     Cash and cash equivalents

	12/31/2021	12/31/2020
Cash	229	41
Short-term bank deposits	646,304	255,407
Foreign currency cash and investments abroad (1)	23,908	9,648
Total	670,441	265,096

(1) Refers to highly liquid financial investments in U.S. Dollars.

(b)    Financial investments

	12/31/2021	12/31/2020
Brazilian treasury bonds (1)	555,413	531,600
Short-term investment (2)	875,240	393,783
Total	1,430,653	925,383

(1) Consists of investments in Brazilian Treasury Bonds ("LFTs") with an interest rate of 99.04% of the Basic Interest Rate (SELIC –9.25% and 2.0% for the year ended December 31, 2021 and December 2020, respectively), invested to comply with certain requirements for authorized payment institutions as set forth by the BACEN regulation. This financial asset was classified at fair value through other comprehensive income.

(2) Refer to the amounts invested in the SBAC Investment Fund, remunerated at DI rate (the Brazilian interbank deposit rate), where Getnet holds participation units. The underlying assets of the fund comprises substantially in public securities and repo with high liquidity (Level 1 – Further details note 5.3).

              (c) Accounts receivable

	12/31/2021	12/31/2020
Accounts receivable from card issuers	54,131,057	39,610,114
Other accounts receivable from clients	509,359	416,443
Provision for expected credit losses	(61,732)	(58,324)
Total	54,578,684	39,968,233

Movements in the provision for expected credit losses

	12/31/2021	12/31/2020	12/31/2019
Opening balance	58,324	66,564	75,109
Additions	67,351	69,789	83,293
Reversals	(63,943)	(78,029)	(91,838)
Closing balance	61,732	58,324	66,564

Accounting policy

Financial assets are classified into the following categories: (i) amortized cost; (ii) fair value through other comprehensive income; and (iii) fair value through profit or loss. The basis for classification depends on the Company’s business financial assets management model and the contractual cash flow characteristics of the financial asset. The classifications of the financial assets are detailed below:

Amortized cost

Held within the business model in order to collect to collect contractual cash flows; these cash flows represent solely payments of principal and interest and are, therefore, initially recognized at fair value and subsequently measured at amortized cost using the effective interest rate method, less provisions for reduction to recoverable amount.

Interest income from these financial assets is recognized in finance income. Any gains or losses due to the write-off of the asset are recognized directly in the profit or loss, together with foreign exchange gains and losses. Impairment losses are presented separately in the Consolidated Statement of Income.

Fair value through other comprehensive income (FVOCI)

A financial asset is measured at fair value through comprehensive income if it meets the concept of principal and interest only payments and is held within the business model whose objective is to both, collecting contractual cash flows and selling the financial assets.

Changes in carrying amount are recognized in other comprehensive income, except for the recognition of impairment gains or losses, interest income, and foreign exchange gains and losses, which are recognized in the profit or loss. When the financial asset is derecognized, the cumulative gains or losses that had been previously recognized in other comprehensive income are reclassified from equity to profit or loss. Interest income from these financial assets is recognized in finance income using the effective interest method.

Fair value through profit or loss (FVPL)

Assets are measured at fair value through profit or loss when they do not meet the criteria to be classified at amortized cost or at fair value through other comprehensive income or when on initial recognition was designated to eliminate or reduce an accounting mismatch. Any exchange gains or losses are recognized in the Consolidate Statement of Income.

Derecognition of financial assets

The Company derecognizes financial assets when the contractual rights to the cash flows from investing activities expire or when it transfers the investments and substantially all the risks and rewards of ownership to another entity.

Expected credit losses

Getnet assesses, on a prospective basis at each reporting date, the expected credit losses on financial assets carried at amortized cost and at fair value through other comprehensive income.

The impairment assessment methodology applied depends on whether there is a significant increase in credit risk and the loss is estimated as the difference between all contractual cash flows that are due to the Company in accordance with the contract and all the cash flows that the Company expects to receive, discounted at an approximation of the original effective interest rate. Expected cash flows will include cash flows from the sale of collaterals held or other credit enhancements that are integral to the contractual terms.

The Company recognizes an allowance for ECLs for all financial assets not measured at FVPL. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that Getnet expects to receive, discounted at an approximation of the original effective interest rate. Getnet applies a simplified approach in calculating ECLs, therefore, Getnet instead recognizes a loss allowance based on lifetime ECLs, provision matrix and days past due at each reporting date.

For accounts receivable, Getnet applies the simplified approach as permitted by IFRS 9 by recognizing lifetime expected credit losses from the initial recognition of the receivables.

Estimates and critical accounting judgments

Financial assets measured at amortized cost and fair value through other comprehensive income are tested for impairment at the end of each annual reporting period. The carrying amounts of these assets are adjusted by the loss allowance as a contra entry to the Consolidated Statement of Income. The reversal of previously recognized losses is recognized in the Consolidated Statement of Income in the year in which the impairment decreases and can be objectively related to a recovery event. The amount recorded in the Consolidated Statement of Income in the line item ‘Other expenses, net’ is disclosed in table ‘Movements in the provision for expected credit losses’ in the note 5.1(c).

5.2                Financial liabilities

a)       Accounts payable

	12/31/2021	12/31/2020
Payment transactions (1)	50,980,629	38,241,934
Other financial liabilities (2)	629,776	525,222
Total	51,610,405	38,767,156

(1   Refers mainly to payment transactions with Santander Brazil (related party) in the amount of R$ 18,858,043 on December 31, 2021 and R$ 17,474,617 on December 31, 2020 (further details note 11) and commercial establishments.

(2) Amounts to be paid as an interchange fee and amounts that are under analysis for approval of settlement.

b)       Loans and borrowings

	12/31/2021	12/31/2020
Financial liabilities at amortized cost (1)	3,489,858	1,091,157
Total	3,489,858	1,091,157

(1)      Includes Brazilian real-denominated transactions with credit institutions resulting from loan and financing credit facilities and on lending in Brazil (BNDES/ FINAME).

The increase in loan obligations for the year was due to the raising of working capital to support the Company's operational activities, which had the strategy of expanding the offer of receivables anticipation products.

The types of operations and rates used are listed below:

	Rate	Maturity	12/31/2021	12/31/2020
Working capital financing (1)	110.63% of the CDI (2)	02/22	2,993,507	1,051,358
Working capital financing	9.16% of the CDI (2)	01/22	457,416	-
BNDES/ FINAME	3.75% p.y + Long Term Interest Rate	-	-	2,957
Other financing	11.11% - 11.15% p.y.	05/24 - 02/25	38,935	36,842
Total			3,489,858	1,091,157

(1)    Related to Santander Brazil transaction. See note 11 for further details.

(2)    CDI rate means the Brazilian interbank deposit (Certificado de Depósito Interbancário) rate, which is an average of interbank overnight rates in Brazil. Refer to note 19 for further details.

Movements in loans and borrowings in the year

Balance at December 31, 2018	96,570
Additions	599,160
Principal payments	(50,054)
Accrued interest	12,140
Interest paid	(5,271)
Balance at December 31, 2019	652,545
Additions	2,842,742
Principal payments	(2,399,622)
Accrued interest	28,552
Interest paid	(33,060)
Balance at December 31, 2020	1,091,157
Additions	6,511,673
Principal payments	(4,164,474)
Accrued interest	110,715
Interest paid	(59,213)
Balance at December 31, 2021	3,489,858

Debt breakdown (by maturity)

	December 31, 2021				December 31, 2020
	Up to 3 months	3-12 months	Over 12 months	Total	Up to 3 months	3-12 months	Over 12 months	Total
Loans and borrowings from domestic financial institutions	3,454,903	9,813	25,142	3,489,858	1,058,034	5,313	27,810	1,091,157

Accounting policy

On initial recognition, financial liabilities are classified as (i) financial liabilities at fair value through profit or loss; or (ii) financial liabilities at amortized cost, as appropriate.

Amortized cost

Initially measured at fair value, net of transaction costs, and subsequently measured at amortized cost using the effective interest method, with interest expense recognized on a in profit or loss.

Gains and losses from these financial liabilities are recognized in the Consolidated Statement of Income.

5.3              Fair value estimation

The table below presents a comparison by class between book value and fair value of the financial instruments:

	December 31, 2021
	Book value			Fair value
	Level 1	Level 2	Total	Level 1	Level 2	Total
Financial assets
Cash and cash equivalents	670,441	-	670,441	670,441	-	670,441
Financial investments	1,430,653	-	1,430,653	1,430,653	-	1,430,653
Accounts receivable	-	54,578,684	54,578,684	-	54,578,684	54,578,684
Other assets	-	200,491	200,491	-	200,491	200,491
Total financial assets	2,101,094	54,779,175	56,880,269	2,101,094	54,779,175	56,880,269

Financial liabilities
Accounts payable	-	51,610,405	51,610,405	-	51,610,405	51,610,405
Loans and borrowings	-	3,489,858	3,489,858	-	3,489,858	3,489,858
Lease liabilities	-	26,315	26,315	-	26,315	26,315
Other liabilities	-	236,990	236,990	-	236,990	236,990
Total financial liabilities	-	55,363,568	55,363,568	-	55,363,568	55,363,568

	December 31, 2020
	Book value			Fair value
	Level 1	Level 2	Total	Level 1	Level 2	Total
Financial assets
Cash and cash equivalents	265,096	-	265,096	265,096	-	265,096
Financial investments	925,383	-	925,383	925,383	-	925,383
Accounts receivable	-	39,968,233	39,968,233	-	39,968,233	39,968,233
Other assets	-	205,718	205,718	-	205,718	205,718
Total financial assets	1,190,479	40,173,951	41,364,430	1,190,479	40,173,951	41,364,430

Financial liabilities
Accounts payable	-	38,767,156	38,767,156	-	38,767,156	38,767,156
Loans and borrowings	-	1,091,157	1,091,157	-	1,091,157	1,091,157
Lease liabilities	-	23,049	23,049	-	23,049	23,049
Other liabilities	-	307,205	307,205	-	307,205	307,205
Total financial liabilities	-	40,188,567	40,188,567	-	40,188,567	40,188,567

(1) The carrying values of Other assets are measured at amortized cost, less the provision for impairment and adjustment to present value, when applicable. These amounts refer mainly to judicial deposit, protection deposit of BACEN.

(2) The carrying values of Other liabilities are measured at amortized cost. These amounts refer mainly to payables to suppliers.

The fair value of the financial assets and the liabilities are substantially similar to their book value.

Accounting policy

Fair value is the price that would be received to sell an asset or paid to transfer a liability in the major or most advantageous market, in an orderly transaction between market participants at the measurement date. A three-level hierarchy is used to measure and disclose fair value, as shown below:

  Level 1—Prices quoted (unadjusted) in active markets for identical assets or liabilities. For investments in investment funds, the price of the fund unit share is an appropriate indicator of fair value and falls into this fair value hierarchy category. For the financial investments, fair value is determined based on the interbank deposit interest rate (DI), released to the market through official agencies (Cetip, BACEN, etc.), and from the fund unit value published by CVM, respectively.

  Level 2—Inputs, other than quoted prices included in Level 1, that are observable in the market for assets or liabilities, either directly (such as prices) or indirectly (derived from prices). This category includes (i) accounts receivable; (ii) loans and borrowings; and (iii) other assets and other liabilities. For loans and borrowings, fair value was determined using the expected payment of principal and interest until maturity at the contractual rates.

  Level 3—Inputs on assets or liabilities that are not based on observable data adopted by the market (i.e., unobservable inputs). The valuation technique for the fair values of the other financial instruments classified as Level 3 is the discounted cash flow method. Getnet does not have assets or liabilities measured at Level 3 fair value.

Estimates and critical accounting judgments

Financial assets and liabilities are subsequently measured at the end of each annual period using valuation techniques. This calculation is based on assumptions that take into consideration the Company’s judgment based on information and market conditions existing at the end of the reporting period.

Getnet classifies the fair value measurement using a hierarchy that reflects the model used in the measurement process, segregating the financial instruments into levels 1, 2 or 3.

5.4              Sensitivity analysis

The following analysis estimates the potential value of the financial instruments in hypothetical stress scenarios of the main market risk factors (fixed interest rate and foreign currency risk: exposure subject to exchange fluctuations) that impact each position. This analysis was performed according to topics presented in footnote 4 d).

Sensitivity analysis of changes in foreign exchange rates

	December 31, 2021	December 31, 2020
Assets
Cash and cash equivalents	23,951	9,688
Accounts receivable	22,181	20,707
Other assets	139	-
Liabilities
Accounts payable	-	-
Net exposure	46,271	30,395

	December 31, 2021
	Probable scenario	Possible scenario	Remote scenario
	+/-10%	+/-25%	+/-50%
Net effect on profit or loss	4,627	11,568	23,136

	December 31, 2020
	Probable scenario	Possible scenario	Remote scenario
	+/-10%	+/-25%	+/-50%
Net effect on profit or loss	3,039	7,599	15,197

Translation rates in the year ended:	USD:BRL
12/31/2021	5.5805
12/31/2020	5.1967

Analysis rates in the years ending in:	SELIC
12/31/2021	9.15% p.y.
12/31/2020	1.90% p.y.

Sensitivity analysis of changes in interest rates

	December 31, 2021	December 31, 2020
Assets
Financial investments	1,430,566	925,383
Accounts receivable and other assets	182,245	72,575
Liabilities
Loans and borrowings	(3,450,483)	(1,051,358)
Net exposure	(1,837,672)	(53,400)

		December 31, 2021
	Probable scenario	Possible scenario	Remote scenario
	+/-10%	+/-25%	+/-50%
Net effect on profit or loss	(16,815)	(42,037)	(84,073)

		December 31, 2020
	Probable scenario	Possible scenario	Remote scenario
	+/-10%	+/-25%	+/-50%
Net effect on profit or loss	(101)	(254)	(507)

Probable Scenario: taking into account a 10% deterioration in the associated risk variables.

Possible Scenario: taking into account a 25% deterioration in the associated risk variables.

Remote Scenario: taking into account a 50% deterioration in the associated risk variables.

Accounting policy

Sensitivity analysis to foreign currency

The sensitivity analysis includes outstanding monetary items and foreign currency-denominated transaction (U.S. Dollars), such as loans and borrowings, and adjusts their translation at the end of each year by the exchange rates, taking into account the changes shown above.

Sensitivity analysis to changes in interest rates

The yield on short-term investments and the interest from loans are mainly affected by changes in the interbank deposit interest rate (DI) and SELIC.